Schedule of Investments
(unaudited)
December 31, 2025
iShares
®
Expanded Tech-Software Sector ETF
1
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Entertainment — 3.0%
Electronic Arts, Inc. ................... 578,708 $ 118,247,406
Take-Two Interactive Software, Inc.
(a)
........ 447,806 114,651,770
232,899,176
Interactive Media & Services — 0.3%
Snap, Inc. , Class A, NVS
(a)
.............. 2,901,738 23,417,026
Software — 96.7%
A10 Networks, Inc. .................... 185,135 3,275,038
ACI Worldwide, Inc.
(a)
.................. 266,092 12,721,859
Adeia, Inc. ......................... 282,671 4,876,075
Adobe, Inc.
(a)
........................ 1,079,221 377,716,558
Agilysys, Inc.
(a)
...................... 65,495 7,783,426
Alarm.com Holdings, Inc.
(a)
.............. 128,755 6,569,080
Alkami Technology, Inc.
(a) (b)
.............. 203,277 4,689,600
Appfolio, Inc. , Class A
(a) (b)
............... 59,551 13,854,540
Appian Corp. , Class A
(a) (b)
............... 103,702 3,673,125
AppLovin Corp. , Class A
(a) (b)
.............. 685,039 461,592,979
Asana, Inc. , Class A
(a) (b)
................. 234,570 3,215,955
Atlassian Corp. , Class A
(a) (b)
.............. 433,240 70,245,534
Aurora Innovation, Inc. , Class A
(a) (b)
......... 3,132,021 12,026,961
Autodesk, Inc.
(a)
...................... 549,147 162,553,003
AvePoint, Inc. , Class A
(a)
................ 361,049 5,014,971
Bentley Systems, Inc. , Class B ............ 384,424 14,671,542
BILL Holdings, Inc.
(a)
................... 230,085 12,548,836
BitMine Immersion Technologies, Inc.
(b)
...... 732,183 19,878,768
Blackbaud, Inc.
(a) (b)
.................... 94,678 5,995,011
BlackBerry Ltd.
(a) (b)
.................... 1,402,351 5,314,910
BlackLine, Inc.
(a)
..................... 128,990 7,131,857
Box, Inc. , Class A
(a)
................... 373,987 11,185,951
Braze, Inc. , Class A
(a)
.................. 222,494 7,629,319
C3.ai, Inc. , Class A
(a) (b)
................. 311,826 4,203,414
Cadence Design Systems, Inc.
(a)
.......... 701,778 219,361,767
CCC Intelligent Solutions Holdings, Inc.
(a) (b)
.... 1,508,033 11,988,862
Cipher Mining, Inc.
(a) (b)
.................. 754,657 11,138,737
Circle Internet Group, Inc.
(a)
.............. 139,685 11,077,021
Cleanspark, Inc.
(a) (b)
................... 725,511 7,342,171
Clear Secure, Inc. , Class A .............. 228,861 8,028,444
Clearwater Analytics Holdings, Inc. , Class A
(a) (b)
. 743,770 17,939,732
Commvault Systems, Inc.
(a)
.............. 113,820 14,268,475
Confluent, Inc. , Class A
(a) (b)
.............. 768,477 23,238,744
Core Scientific, Inc.
(a) (b)
................. 800,311 11,652,528
Crowdstrike Holdings, Inc. , Class A
(a) (b)
...... 647,003 303,289,126
Datadog, Inc. , Class A
(a)
................ 839,044 114,101,594
Descartes Systems Group, Inc. (The)
(a) (b)
..... 221,932 19,454,559
DocuSign, Inc.
(a) (b)
.................... 517,955 35,428,122
Dolby Laboratories, Inc. , Class A .......... 157,917 10,141,430
Dropbox, Inc. , Class A
(a) (b)
............... 450,228 12,516,338
D-Wave Quantum, Inc.
(a) (b)
............... 891,762 23,319,576
Dynatrace, Inc.
(a)
..................... 778,189 33,726,711
Elastic NV
(a)
........................ 241,375 18,209,330
Fair Isaac Corp.
(a)
..................... 61,125 103,339,148
Five9, Inc.
(a)
........................ 201,894 4,047,975
Fortinet, Inc.
(a)
....................... 1,629,658 129,411,142
Freshworks, Inc. , Class A
(a)
.............. 532,552 6,523,762
Gen Digital, Inc. ...................... 1,445,712 39,308,909
Gitlab, Inc. , Class A
(a)
.................. 362,659 13,610,592
Guidewire Software, Inc.
(a)
............... 219,043 44,029,833
HubSpot, Inc.
(a)
...................... 135,001 54,175,901
Hut 8 Corp.
(a) (b)
...................... 248,189 11,401,803
Intapp, Inc.
(a)
........................ 145,900 6,685,138
InterDigital, Inc. ...................... 66,223 21,084,079
Intuit, Inc. .......................... 705,590 467,396,928
Jamf Holding Corp.
(a)
.................. 216,638 2,818,460
Security
Shares
Shares Value
Software (continued)
Klaviyo, Inc. , Class A
(a)
................. 355,836 $ 11,553,995
Life360, Inc.
(a) (b)
...................... 202,382 12,980,781
Lightspeed Commerce, Inc.
(a) (b)
............ 321,477 3,883,442
LiveRamp Holdings, Inc.
(a)
............... 164,288 4,825,139
Manhattan Associates, Inc.
(a)
............. 155,091 26,878,821
MARA Holdings, Inc.
(a) (b)
................ 976,172 8,766,025
Microsoft Corp. ...................... 1,465,094 708,548,760
N-able, Inc.
(a)
........................ 189,136 1,414,737
nCino, Inc.
(a) (b)
....................... 272,037 6,975,029
NCR Voyix Corp.
(a) (b)
................... 357,497 3,646,469
NextNav, Inc.
(a) (b)
..................... 229,311 3,815,735
Nutanix, Inc. , Class A
(a) (b)
................ 698,940 36,128,209
Onestream, Inc.
(a)
..................... 204,616 3,760,842
Open Text Corp.
(b)
.................... 650,498 21,193,225
Oracle Corp. ........................ 3,143,969 612,790,998
PagerDuty, Inc.
(a)
..................... 239,554 3,140,553
Palantir Technologies, Inc. , Class A
(a)
....... 3,731,236 663,227,199
Palo Alto Networks, Inc.
(a) (b)
.............. 1,763,421 324,822,148
PAR Technology Corp.
(a) (b)
............... 104,777 3,801,310
Pegasystems, Inc. .................... 236,577 14,128,378
Procore Technologies, Inc.
(a)
............. 308,125 22,413,013
Progress Software Corp.
(a)
............... 110,757 4,758,121
PTC, Inc.
(a) (b)
........................ 308,753 53,787,860
Q2 Holdings, Inc.
(a) (b)
................... 161,402 11,646,768
Qualys, Inc.
(a)
....................... 92,554 12,300,427
Rapid7, Inc.
(a) (b)
...................... 148,462 2,256,622
RingCentral, Inc. , Class A
(a) (b)
............. 198,118 5,721,648
Riot Platforms, Inc.
(a) (b)
................. 833,775 10,563,929
Roper Technologies, Inc. ................ 277,505 123,525,801
Rubrik, Inc. , Class A
(a)
.................. 366,765 28,050,187
Salesforce, Inc. ...................... 2,409,285 638,243,689
Samsara, Inc. , Class A
(a) (b)
............... 900,153 31,910,424
SEMrush Holdings, Inc. , Class A
(a)
......... 112,393 1,336,353
SentinelOne, Inc. , Class A
(a) (b)
............ 828,680 12,430,200
ServiceNow, Inc.
(a)
.................... 2,174,364 333,090,821
ServiceTitan, Inc. , Class A
(a) (b)
............ 146,087 15,558,266
SoundHound AI, Inc. , Class A
(a) (b)
.......... 999,390 9,963,918
Sprinklr, Inc. , Class A
(a)
................. 312,479 2,431,087
SPS Commerce, Inc.
(a)
................. 97,339 8,675,825
Strategy, Inc. , Class A
(a) (b)
............... 690,208 104,877,106
Synopsys, Inc.
(a)
..................... 478,889 224,943,741
Tenable Holdings, Inc.
(a)
................ 308,054 7,248,511
Teradata Corp.
(a)
..................... 240,566 7,322,829
Terawulf, Inc.
(a) (b)
..................... 853,761 9,809,714
Trimble, Inc.
(a) (b)
...................... 613,127 48,038,500
Tyler Technologies, Inc.
(a)
............... 110,899 50,342,601
UiPath, Inc. , Class A
(a) (b)
................ 1,088,781 17,845,121
Unity Software, Inc.
(a) (b)
................. 881,850 38,951,315
Varonis Systems, Inc.
(a) (b)
................ 304,302 9,981,106
Vertex, Inc. , Class A
(a) (b)
................. 189,725 3,788,808
Workday, Inc. , Class A
(a) (b)
............... 559,463 120,161,463
Workiva, Inc. , Class A
(a)
................. 135,322 11,671,523
Zeta Global Holdings Corp. , Class A
(a) (b)
...... 509,511 10,368,549
Zoom Communications, Inc.
(a)
............ 686,887 59,271,479
Zscaler, Inc.
(a)
....................... 261,163 58,740,782
7,636,735,151
Total Long-Term Investments — 100 .0%
(Cost: $ 9,692,349,639 ) ............................ 7,893,051,353

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Expanded Tech-Software Sector ETF
2
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 4.3%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.89%
(e)
................... 334,963,071 $ 335,130,553
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.72% .................... 4,675,175 4,675,175
Total Short-Term Securities — 4 .3%
(Cost: $ 339,688,885 ) .............................. 339,805,728
Total Investments — 104 .3%
(Cost: $ 10,032,038,524 ) ............................ 8,232,857,081
Liabilities in Excess of Other Assets — (4.3) % ............. (336,573,174)
Net Assets — 100.0% ...............................
$ 7,896,283,907
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/25
Shares
Held at
12/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 670,490,238 $ — $ (335,366,679)
(a)
$ 52,066 $ (45,072) $ 335,130,553 334,963,071 $ 906,265
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 11,635,835 — (6,960,660)
(a)
— — 4,675,175 4,675,175 238,592 —
$ 52,066 $ (45,072) $ 339,805,728 $ 1,144,857 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Technology Select Sector Index ............................................ 6 03/20/26 $ 1,755 $ (26,241)
Russell 2000 E-Mini Index .................................................... 8 03/20/26 999 (46,294)
$ (72,535)

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Expanded Tech-Software Sector ETF
3
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 7,893,051,353 $ — $ — $ 7,893,051,353
Short-Term Securities
Money Market Funds ...................................... 339,805,728 — — 339,805,728
$ 8,232,857,081 $ — $ — $ 8,232,857,081
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (72,535) $ — $ — $ (72,535)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares